DEBT FINANCING ARRANGEMENTS (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Business loans and advances, net of discounts	$ 2,576,174	$ 1,121,640	$ 615,692
Convertible notes payable, net of discounts	1,711,098	2,101,649	15,000
Factoring agreement	388,921	223,618	101,244
Debt - third party	4,676,193	3,446,907	731,936
Line of credit, related party secured by assets	3,043,390	3,043,390	3,043,390
Debt - other related party, net of discounts	7,450,000	5,950,000	5,912,898
Convertible debt - related party	922,881	922,881	801,888
Shareholder debt	175,222	303,688	181,694
Debt - related party	11,591,493	10,219,959	9,939,870
Total financing arrangements	16,267,686	13,666,866	10,671,806
Less current liabilities:
Business loans, advances and agreements	(2,062,544)	(344,758)	(716,936)
Convertible notes payable, net of discount	(1,711,098)	(2,101,649)	(10,000)
Notes payable - related parties, net of discount	(10,668,612)	(9,297,078)	(9,137,982)
Convertible notes payable - related party	(904,881)	(534,381)	(202,688)
Total	(15,347,135)	(12,277,866)	(10,067,606)
Total long term debt	$ 920,551	$ 1,389,000	$ 604,200